Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
bpost SA(a)	19,326	$234,414

Banks — 9.1%
KBC Group NV(a)	38,323	2,677,170

Beverages — 22.1%
Anheuser-Busch InBev SA/NV	97,237	6,499,673

Biotechnology — 7.7%
Argenx SE(a)	4,992	1,428,366
Galapagos NV(a)	6,761	834,226

		2,262,592

Capital Markets — 0.7%
Gimv NV	3,652	212,092

Chemicals — 10.1%
Recticel SA	9,580	109,210
Solvay SA	11,785	1,351,077
Tessenderlo Group SA(a)	3,890	144,948
Umicore SA	30,013	1,348,820

		2,954,055

Construction & Engineering — 0.5%
Cie. d’Entreprises CFE(a)	1,749	154,819

Distributors — 1.0%
D’ieteren SA/NV	4,090	285,719

Diversified Financial Services — 11.4%
Ackermans & van Haaren NV	3,877	565,795
Groupe Bruxelles Lambert SA	17,422	1,702,227
KBC Ancora(a)	7,101	295,938
Sofina SA	2,496	794,200

		3,358,160

Diversified Telecommunication Services — 1.8%
Proximus SADP	25,118	526,108

Electric Utilities — 2.0%
Elia Group SA/NV	5,074	575,390

Electronic Equipment, Instruments & Components — 0.9%
Barco NV	12,488	270,455

Entertainment — 0.5%
Kinepolis Group NV(a)(b)	3,173	138,727

Equity Real Estate Investment Trusts (REITs) — 9.6%
Aedifica SA	5,383	623,309
Befimmo SA	4,337	192,472
Cofinimmo SA	4,074	608,190
Intervest Offices & Warehouses NV	4,682	127,134
Montea C.V.A	1,896	222,036
Retail Estates NV	2,117	152,954
Warehouses De Pauw CVA	21,224	721,023
Xior Student Housing NV	2,992	176,446

		2,823,564

Food & Staples Retailing — 1.8%
Etablissements Franz Colruyt NV	9,072	542,813

Health Care Equipment & Supplies — 0.7%
Biocartis Group NV(a)(b)(c)	14,361	82,457

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Ion Beam Applications	7,474	$108,537

		190,994

Health Care Providers & Services — 0.9%
Fagron	11,151	259,040

Health Care Technology — 0.4%
AGFA-Gevaert NV(a)	31,458	130,388

Insurance — 4.4%
Ageas SA/NV	26,362	1,299,840

IT Services — 0.3%
Econocom Group SA/NV	32,701	92,512

Media — 1.2%
Telenet Group Holding NV	7,932	339,679

Metals & Mining — 0.8%
Bekaert SA	7,483	230,045

Oil, Gas & Consumable Fuels — 0.8%
Euronav NV	31,064	245,062

Personal Products — 0.5%
Ontex Group NV(a)	13,083	160,568

Pharmaceuticals — 7.5%
Mithra Pharmaceuticals SA(a)	4,308	116,205
UCB SA	19,442	2,082,853

		2,199,058

Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	3,586	343,809

Textiles, Apparel & Luxury Goods — 0.5%
Sioen Industries NV(a)	2,967	78,081
Van de Velde NV	2,597	73,003

		151,084

Wireless Telecommunication Services — 0.5%
Orange Belgium SA	6,942	134,193

Total Common Stocks — 99.7% (Cost: $34,110,797)		29,292,023

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	233,182	233,322

Total Short-Term Investments — 0.8% (Cost: $233,295)		233,322

Total Investments in Securities — 100.5% (Cost: $34,344,092)		29,525,345

Other Assets, Less Liabilities — (0.5)%		(138,389)

Net Assets — 100.0%		$29,386,956

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Belgium ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,341,323	$—	$(1,107,567	)(a)	$(511)	$77	$233,322	233,182	$3,797	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	1		—

					$(511)	$77	$233,322		$3,798		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	12/18/20	$ 84	$9,040

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,292,023	$—	$—	$29,292,023
Money Market Funds	233,322	—	—	233,322

	$29,525,345	$—	$—	$29,525,345

Derivative financial instruments(a)
Assets
Futures Contracts	$9,040	$—	$—	$9,040

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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